Document and Entity Information	6 Months Ended
Sep. 30, 2018
Document And Entity Information [Abstract]
Document Type	F-3
Amendment Flag	false
Document Period End Date	Sep. 30, 2018
Trading Symbol	MUFG
Entity Registrant Name	MITSUBISHI UFJ FINANCIAL GROUP INC
Entity Central Index Key	0000067088